Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2021
Entity Registrant Name	dei_EntityRegistrantName	Third Avenue Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001031661
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 10, 2022
Document Effective Date	dei_DocumentEffectiveDate	Jun. 10, 2022
Prospectus Date	rr_ProspectusDate	Mar. 01, 2022
THIRD AVENUE REAL ESTATE VALUE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Third Avenue REAL ESTATE VALUE FUND (THE “FUND”)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ending 12/31/21
[custom:SupplementClosingTextBlock]	cik0001031661_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated June 10, 2022 to the Fund’s Prospectus dated March 1, 2022, as may be amended or supplemented from time to time

The information in this Supplement updates and amends certain information contained in the Prospectus for the Fund and should be read in conjunction with such Prospectus.

The performance table on page 17 of the Prospectus is hereby deleted in its entirety and replaced with the following:

THIRD AVENUE REAL ESTATE VALUE FUND | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.54%
5 Years	rr_AverageAnnualReturnYear05	7.27%
10 Years	rr_AverageAnnualReturnYear10	10.02%
Since Inception	rr_AverageAnnualReturnSinceInception	9.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 1998
THIRD AVENUE REAL ESTATE VALUE FUND | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	19.86%
5 Years	rr_AverageAnnualReturnYear05	5.39%	[1]
10 Years	rr_AverageAnnualReturnYear10	7.88%
Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
THIRD AVENUE REAL ESTATE VALUE FUND | Institutional Class | FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.21%
5 Years	rr_AverageAnnualReturnYear05	8.82%
10 Years	rr_AverageAnnualReturnYear10	9.57%
Since Inception	rr_AverageAnnualReturnSinceInception	9.67%
THIRD AVENUE REAL ESTATE VALUE FUND | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	27.89%
5 Years	rr_AverageAnnualReturnYear05	5.14%
10 Years	rr_AverageAnnualReturnYear10	8.33%
Since Inception	rr_AverageAnnualReturnSinceInception	8.56%
THIRD AVENUE REAL ESTATE VALUE FUND | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.20%
5 Years	rr_AverageAnnualReturnYear05	6.98%
10 Years	rr_AverageAnnualReturnYear10	9.74%
Since Inception	rr_AverageAnnualReturnSinceInception	8.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2009
THIRD AVENUE REAL ESTATE VALUE FUND | Investor Class | FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Since Inception	rr_AverageAnnualReturnSinceInception	9.05%
THIRD AVENUE REAL ESTATE VALUE FUND | Z Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	30.64%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	5.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2018
THIRD AVENUE REAL ESTATE VALUE FUND | Z Class | FTSE EPRA/NAREIT Developed Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Since Inception	rr_AverageAnnualReturnSinceInception	10.49%

[1]	The Return After Taxes on Distributions and Sale of Fund Shares is higher than the Return Before Taxes because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant period.